Basis of preparation	6 Months Ended
Jun. 30, 2022
Basis of preparation
Basis of preparation

A       Basis of preparation

A1     Basis of preparation and exchange rates

These condensed consolidated interim financial statements (‘interim financial statements’) for the six months ended 30 June 2022 have been prepared in accordance with both IAS 34 ‘Interim Financial Reporting’ as issued by the IASB and IAS 34 as adopted for use in the UK. The Group’s policy for preparing this interim financial information is to use the accounting policies adopted by the Group in its last consolidated financial statements, as updated by any changes in accounting policies it intends to make in its next consolidated financial statements as a result of new or amended IFRS and other policy improvements. At 30 June 2022, there were no unadopted standards effective for the period ended 30 June 2022 which impacted the interim financial statements of the Group, and there were no differences between UK-adopted international accounting standards and IFRS Standards as issued by the IASB in terms of their application to the Group.

The accounting policies applied by the Group in determining the IFRS financial results in this report are the same as those previously applied in the Group’s consolidated financial statements for the year ended 31 December 2021, as disclosed in the 2021 Form 20-F, aside from those discussed in note A2 below.

These 2021 consolidated financial statements do not represent Prudential’s statutory accounts for the purpose of the UK Companies Act 2006.

Going concern basis of accounting

The Directors have made an assessment of going concern covering a period of at least 12 months from the date that these interim financial statements are approved. In making this assessment, the Directors have considered both the Group’s current performance, solvency and liquidity and the Group’s business plan taking into account the Group’s principal risks, and the mitigations available to it, as well as the results of the Group’s stress and sensitivity testing.

Based on the above, the Directors have a reasonable expectation that the Company and the Group have adequate resources to continue their operations for a period of at least 12 months from the date that these interim financial statements are approved. No material uncertainties that may cast significant doubt on the ability of the Group to continue as a going concern have been identified. The Directors therefore consider it appropriate to continue to adopt the going concern basis of accounting in preparing these interim financial statements for the period ended 30 June 2022.

Exchange rates

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

USD : local currency	Closing rate at period end		Average rate for the period to date
	30 Jun 2022	31 Dec 2021	Half year 2022	Half year 2021
Chinese yuan (CNY)	6.69	6.37	6.48	6.47
Hong Kong dollar (HKD)	7.85	7.80	7.83	7.76
Indian rupee (INR)	78.97	74.34	76.23	73.33
Indonesian rupiah (IDR)	14,897.50	14,252.50	14,453.52	14,273.32
Malaysian ringgit (MYR)	4.41	4.17	4.27	4.10
Singapore dollar (SGD)	1.39	1.35	1.37	1.33
Taiwan dollar (TWD)	29.73	27.67	28.73	28.02
Thai baht (THB)	35.35	33.19	33.73	30.83
UK pound sterling (GBP)	0.82	0.74	0.77	0.72
Vietnamese dong (VND)	23,265.00	22,790.00	22,925.22	23,044.83

A2     New accounting pronouncements

The IASB has issued the following new accounting pronouncements to be effective from 1 January 2022, unless otherwise stated:

–	Amendments to IAS 37 ‘Onerous contracts – Cost of Fulfilling a Contract’ issued in May 2020;
–	Annual Improvements to IFRS Standards 2018-2020 issued in May 2020;
–	Amendments to IAS 16 ‘Property, Plant and Equipment – Proceeds before Intended Use’ issued in May 2020; and
–	Reference to the Conceptual Framework – Amendments to IFRS 3 ‘Business combination’ issued in May 2020.

The adoption of these pronouncements has had no significant impact on the Group interim financial statements.

In addition, in 2023 IFRS 17 ‘Insurance Contracts’ and IFRS 9 ‘Financial Instruments’ will become effective. The Group has a Group-wide implementation programme to implement IFRS 17 and IFRS 9. The programme is responsible for setting Group-wide accounting policies and developing application methodologies, establishing appropriate processes and controls, sourcing appropriate data and implementing actuarial and finance system changes. During half year 2022 the Group has made significant progress with the testing of new actuarial and finance systems in our preparations for IFRS 17 adoption in 2023. Elements of the detailed calculation methodology remain subject to wider discussion and debate in the industry. It is not currently practicable to provide reliable estimates of the quantitative impact on the Group’s results and financial position. A further update on our IFRS 17 progress will be provided in our FY 22 financial statements.